UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2019

Date of reporting period:  December 31, 2018

Item 1. Schedule of Investments.

CSC Small Cap Value Fund
Schedule of Investments
December 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.4%
Consumer Discretionary - 10.9%
Carrols Restaurant Group *	187,600	$1,845,984
Cherokee *(a)	236,967	99,313
E.W. Scripps, Class A	274,468	4,317,382
EVINE Live *	890,000	355,021
TEGNA	424,700	4,616,489
Tupperware Brands	40,876	1,290,455
		12,524,644
Consumer Staples - 5.9%
Smart & Final Stores *	529,722	2,510,882
Spectrum Brands Holdings	100,000	4,225,000
		6,735,882
Energy - 2.5%
NOW *	250,100	2,911,164

Financial Services - 6.5%
Hallmark Financial Services *	357,149	3,817,923
INTL FCStone *	100,000	3,658,000
		7,475,923
Health Care - 6.4%
Capital Senior Living Corp. *	556,600	3,784,880
Patterson Companies	184,947	3,636,058
		7,420,938
Materials & Processing - 12.4%
American Vanguard	190,200	2,889,138
Compass Minerals International	155,400	6,478,626
UFP Technologies *	163,435	4,909,588
		14,277,352
Producer Durables - 24.8%
Actuant, Class A	155,700	3,268,143
Colfax *	200,000	4,180,000
CSW Industrials *	69,914	3,380,342
GP Strategies *	415,800	5,243,238
Heritage-Crystal Clean *	286,034	6,581,642
Macquarie Infrastructure	78,400	2,866,304
Wesco Aircraft Holdings *	366,700	2,896,930
		28,416,599
Technology - 22.0%
Avid Technology *	1,110,280	5,273,830
Great Elm Capital Group *	150,602	509,035
GTT Communications *	134,190	3,174,935
Millicom International Cellular	110,000	7,002,600
ViaSat *	110,000	6,484,500
Yelp, Inc. *	80,000	2,799,200
		25,244,100
Total Common Stocks
(Cost $111,454,995)		105,006,602

	Par
CONVERTIBLE BOND - 1.6%
Technology - 1.6%
Avid Technology
2.00%, 06/15/2020
Total Convertible Bond
(Cost $1,799,569)	$2,000,000	1,810,000

SUBORDINATED NOTES - 4.4%
Consumer Discretionary - 4.4%
Cherokee Notes
11.49% (3 month LIBOR + 8.75%), 11/02/2021 (b)(c)
Total Subordinated Notes
(Cost $4,849,599)	5,142,857	5,014,286

	Shares
WARRANTS - 0.4%
Consumer Discretionary - 0.4%
Cherokee (expires 08/11/24) * (b)	59,241	29,620
Cherokee (expires 12/07/24) * (b)	177,778	88,889
Cherokee (expires 08/03/25) * (b)	711,429	355,715
Total Warrants
(Cost $706,079)		474,224

Total Investments - 97.8%
(Cost $118,810,242)		112,305,112
Other Assets and Liabilities, Net - 2.2%		2,498,000
Total Net Assets - 100.0%		$114,803,112

*	Non-income producing security
(a)
Security is restricted from resale and considered illiquid. Restricted securities have been fair valued in accordance with procedures approved by the Board of Trustees and have a total fair value of $99,313, which represents 0.1% of net assets. Information concerning the restricted and illiquid security is as follows:

	Security	Shares	Date Acquired	Cost Basis
	Cherokee - Common Stock	236,967	8/2017	$828,794

(b)
Security considered illiquid and is categorized in Level 2 of the fair value heirarchy. These Level 2 illiquid securities have a total fair value $5,488,510, which represents 4.8% of total net assets.  Information concerning the illiquid securities is as follows:

	Security	Par/Shares	Dates Acquired	Cost Basis
	Cherokee Notes	$5,142,857	8/2018	$4,849,599
	Cherokee - Warrant (08/11/24)	59,241	8/2017	$171,207
	Cherokee - Warrant (12/07/24)	177,778	12/2017	$274,835
	Cherokee - Warrant (08/03/25)	711,429	8/2018	$260,037

(c)	Variable rate security. The rate shown is the rate in effect as of December 31, 2018.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes of valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similiar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similiar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securitites as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$104,907,289	$-	$99,313	$105,006,602
Convertible Bond	-	1,810,000	-	1,810,000
Subordinated Notes	-	5,014,286	-	5,014,286
Warrants	-	474,224	-	474,224
Total Investments in Securities	$104,907,289	$7,298,510	$99,313	$112,305,112

Refer to the Schedule of Investments for further information on the classification of investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in
Securities
Balance as of September 30, 2018	$145,545
Accrued discounts/ premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation/depreciation	(46,232)
Net sales	-
Transfers into and/or out of Level 3	-
Balance as of December 31, 2018	$99,313
Change in unrealized appreciation/depreciation during the period for Level 3 investments held at as of December 31, 2018	$(46,232)

The Level 3 investments as of December 31, 2018 represented 0.1% of the Fund's net assets. Refer to the Schedule of Investments for further information on the classification of investments.

The following provides information regarding the valuation techniques, unobservable inputs used, and other information related to the fair value of Level 3 investments as of December 31, 2018:

Type of Security	Fair Value as of December 31, 2018	Valuation Technique	Unobservable Input	Range/Weighted Average
Common Stocks	$99,313	Consensus pricing	Discount for lack of marketability	17%

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                         Brian R. Wiedmeyer, President

Date  February 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                         Brian R. Wiedmeyer, President

Date  February 21, 2019

By (Signature and Title) /s/ Ryan L. Roell
                                         Ryan L. Roell, Treasurer

Date  February 21, 2019